Income tax expense (Tables)	12 Months Ended
Dec. 31, 2025
Income tax expense
Summary of current and deferred components of income taxes

	For the year ended
	December 31, 2023	December 31, 2024	December 31, 2025
	RMB	RMB	RMB
Current tax expense	46,260	84,798	121,725
Deferred tax expense	4,495	9,661	(2,736)
Income tax expense	50,755	94,459	118,989

Summary of reconciliation of the differences between the statutory income tax rate of PRC, where the Group's major subsidiary and business is located, and the Company's effective income tax rate

	For the year ended
	December 31, 2023	December 31, 2024
	%	%
Statutory income tax rate of the PRC	25	25
Tax effect of permanent differences(i)	2	1
Change in valuation allowance	(2)	1
Tax effect of preferential tax rates	1	(1)
Effect of income tax in jurisdictions other than the PRC	(21)	(14)
Tax effect of Super Deduction and others	3	2
Effective income tax rate	8	14
(i)	The permanent book-tax differences mainly consisted of share-based compensation.

	December 31,
	2025
	Amount	%
PRC Statutory income tax rates	263,342	25.0
Foreign tax effects:
Cayman Islands
Statutory Tax Rate Difference Between Cayman Islands and Local	(25,784)	(2.4)
Hong Kong
Statutory Tax Rate Difference Between HK and Local	(66,741)	(6.3)
Nontaxable Income	(82,842)	(8.0)
Others	15,471	1.5
Other Foreign Jurisdictions	(3,546)	(0.3)
Changes In Valuation Allowances	10,474	0.9
Nontaxable or Nondeductible Items
Tax effect of preferential tax rates	(21,490)	(2.0)
Share-based payment awards	25,969	2.5
Others	4,136	0.4
Effective Tax Rate	118,989	11.3

Schedule of effect of tax holiday

	For the year ended
	December 31, 2023	December 31, 2024	December 31, 2025
	RMB	RMB	RMB
Tax holiday effect	(8,793)	3,744	21,490
Basic net income per share effect	(0.01)	0.00	0.02
Diluted net income per share effect	(0.01)	0.00	0.02

Summary of tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets:
Net operating tax loss carry forwards	16,504	17,973
Inventory provisions	13,357	13,768
Product warranty	775	327
Accrued expenses and others	27,577	16,410
Less: Valuation Allowance	(8,551)	(13,315)
Total deferred tax assets	49,662	35,163
Deferred tax liabilities:
Accelerated depreciation of property, equipment and leasehold improvement	(13,480)	(17,970)
Unrealized investment income	(2,063)	(2,020)
Assets arisen from business combination	(12,248)	(98,981)
Total deferred tax liabilities	(27,791)	(118,971)

Presentation in the consolidated balance sheet
Deferred tax assets	38,067	29,104
Deferred tax liabilities	(16,196)	(112,912)
Net deferred tax assets	21,871	(83,808)

Schedule of movements in the valuation allowance

	For the year ended
	December 31, 2024	December 31, 2025
	RMB	RMB
Balance as of January 1	3,613	8,551
Addition	4,938	10,874
Reverse	—	(6,110)
Balance as of December 31	8,551	13,315